UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

HSBC INVESTOR INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

Value ($)

Affiliated Portfolio— 95.5%
HSBC Investor International Equity Portfolio	11,894,324

TOTAL INVESTMENT SECURITIES — 95.5%	11,894,324

Percentages indicated are based on net assets of $12,460,635.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

Value ($)

Affiliated Portfolio— 101.2%
HSBC Investor Opportunity Portfolio	134,502,180

TOTAL INVESTMENT SECURITIES — 101.2%	134,502,180

Percentages indicated are based on net assets of $132,960,053.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.9%
Belgium – 1.7%
Anheuser-Busch InBev NV	12,120	697,464

Brazil – 2.3%
Banco do Brasil SA	12,600	212,872
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,900	173,101
Companhia Energetica de Sao Paulo, Preferred B Shares	11,500	237,314
PDG Realty SA	58,900	310,040

		933,327

Canada – 4.1%
Bankers Petroleum Ltd.(a)	45,900	288,317
Canadian Oil Sands Ltd.	14,600	399,085
First Quantum Minerals Ltd.	2,700	374,416
Yamana Gold, Inc.	47,300	613,954

		1,675,772

China – 1.4%
Changsha Zoomlion Heavy Industry
Science & Technology
Development Co. Ltd., Class H	142,220	279,709
Minth Group Ltd.	190,000	304,909

		584,618

Denmark – 0.9%
Carlsberg A/S, Class B	3,879	381,090

France – 5.3%
Alstom SA	8,990	473,186
PPR	2,777	513,143
Safran SA	15,364	638,569
Vinci SA	9,773	566,283

		2,191,181

Germany – 5.8%
Deutsche Post AG	32,024	565,325
Fresenius SE & Co. KGaA	5,893	630,396
Henkel AG & Co. KGaA	9,444	515,199
SAP AG	11,109	694,462

		2,405,382

Greece – 0.5%
Public Power Corp.	18,356	225,910

Hong Kong – 2.1%
Guangdong Investment Ltd.	476,000	256,581
Huabao International Holdings Ltd.	264,900	224,428
The Wharf Holdings Ltd.	51,300	376,844

		857,853

Indonesia – 1.8%
PT Bank Negara Indonesia (Persero) Tbk	713,500	372,751
PT Bumi Resources Tbk	1,055,500	376,913

		749,664

Ireland (Republic of) – 1.0%
Accenture plc, Class A	6,800	402,152

Israel – 2.5%
Israel Chemicals Ltd.	26,937	453,669
Teva Pharmaceutical Industries Ltd. ADR	12,700	592,328

		1,045,997

Italy – 3.0%
Enel SpA	53,984	310,869
Intesa Sanpaolo SpA	268,299	618,825
Telecom Italia SpA	256,032	322,117

		1,251,811

Japan – 20.8%
Asahi Kasei Corp.	65,000	459,913
Bridgestone Corp.	31,000	771,295
Canon, Inc.	10,100	487,031
East Japan Railway Co.	11,200	705,003
Hitachi Ltd.	72,000	444,072
Honda Motor Co. Ltd.	19,600	777,800
JX Holdings, Inc.	81,700	590,813
Mitsui & Co. Ltd.	32,600	613,876
Nippon Electric Glass Co. Ltd.	24,000	302,044
Nippon Telegraph & Telephone Corp.	11,600	573,794
ORIX Corp.	3,600	388,417
Sony Corp.	12,610	316,350
Sumitomo Corp.	45,000	634,318
Sumitomo Realty & Development Co. Ltd.	20,500	506,195
The Bank of Yokohama Ltd.	120,000	587,849
The Kansai Electric Power Co., Inc.	25,800	434,699

		8,593,469

Netherlands – 2.8%
ING Groep NV(a)	37,863	406,251
Koninklijke (Royal) Philips Electronics NV	12,244	304,068
Koninklijke Ahold NV	32,336	430,507

		1,140,826

Norway – 3.5%
DnB NOR ASA	24,069	350,209
Telenor ASA	24,957	417,344
Yara International ASA	11,646	665,593

		1,433,146

Poland – 0.6%
PGE SA	31,090	259,264

Russian Federation – 0.9%
Gazprom OAO ADR	25,400	363,466

Singapore – 2.7%
DBS Group Holdings Ltd.	46,000	592,941
Keppel Corp. Ltd.	59,200	544,250

		1,137,191

South Korea – 3.3%
DGB Financial Group, Inc.(a)	24,490	388,029
Hyundai Mobis	2,107	758,735

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
South Korea, continued
Samsung Electronics Co. Ltd.	267	213,865

		1,360,629

Spain – 0.2%
Abertis Infraestructuras SA	5,572	102,488

Sweden – 1.5%
Telefonaktiebolaget LM Ericsson ADR	49,100	613,750

Switzerland – 6.4%
Nestle SA	7,973	508,054
Novartis AG	14,851	910,686
Swiss Re Ltd.	6,516	366,960
Syngenta AG, Registered	988	314,615
Xstrata plc	24,613	519,215

		2,619,530

Taiwan – 0.7%
Wistron Corp.	161,000	271,281

Thailand – 1.2%
Bangkok Bank Public Co. Ltd., Foreign Registered	87,000	514,509

Turkey – 0.7%
Turk Telekomunikasyon AS	67,814	287,649

United Kingdom – 20.2%
Anglo American plc	9,138	432,461
Aviva plc	31,790	207,000
Barclays plc	104,695	379,833
BG Group plc	17,465	411,702
British American Tobacco plc	9,346	431,357
British Land Co., plc	26,800	256,310
GlaxoSmithKline plc ADR	12,500	555,250
Imperial Tobacco Group plc	13,693	473,932
Lloyds Banking Group plc(a)	413,285	291,904
Lloyds Banking Group plc ADR(a)	9,500	26,410
National Grid plc	55,235	540,359
Pearson plc	23,200	445,121
Prudential plc	36,573	411,904
Reed Elsevier plc	60,469	548,212
Smith & Nephew plc	47,277	497,253
Tesco plc	76,708	481,759
Tullow Oil plc	40,256	808,616
Vedanta Resources plc	12,999	375,766
Vodafone Group plc	279,474	783,625

		8,358,774

TOTAL COMMON STOCKS (COST $40,016,463)		40,458,193

Investment Company – 1.0%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01% (b)	426,507	426,507

TOTAL INVESTMENT COMPANY (COST $426,507)		426,507

TOTAL INVESTMENT SECURITIES (COST $40,442,970) — 98.9%		40,884,700

Percentages indicated are based on net assets of $41,354,069.
ADR	American Depositary Receipt
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.

At July 31, 2011, the Portfolio’s open forward foreign currency contracts were as follows:

Short Contracts	Delivery Date	Contract Amount (Local Currency)	Contract Value($)	Value($)	Unrealized Appreciation/ (Depreciation)($)

Euro	8/2/11	(86,139)	123,479	123,755	(276)
Euro	8/2/11	(181,588)	260,306	260,887	(581)

			383,785	384,642	(857)

Long Contracts	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation)($)

Canadian Dollar	8/2/11	10,934	11,526	11,447	(79)
Canadian Dollar	8/2/11	13,408	14,135	14,037	(98)
British Sterling Pound	8/1/11	94,066	153,506	154,381	875
British Sterling Pound	8/2/11	52,226	85,489	85,714	225
Japanese Yen	8/1/11	6,592,632	84,706	85,652	946

			349,362	351,231	1,869

The Portfolio invested, as a percentage of net assets, in the following industries, as of July 31, 2011:

Industry	Percent of Net assets
Commercial Banks	10.5%
Metals & Mining	7.0
Oil, Gas & Consumable Fuels	6.9
Chemicals	6.4
Pharmaceuticals	5.0
Electric Utilities	4.1
Electronic Equipment, Instruments & Components	4.1
Diversified Telecommunication Services	3.9
Trading Companies & Distributors	3.0
Insurance	2.9
Industrial Conglomerates	2.8
Health Care Equipment & Supplies	2.7
Beverages	2.6
Food & Staples Retailing	2.2
Tobacco	2.2
Real Estate Management & Development	2.0
Auto Components	1.9
Automobiles	1.9
Wireless Telecommunication Services	1.9
Auto Parts & Equipment	1.8
Machinery	1.8
Road & Rail	1.7
Software	1.7
Communications Equipment	1.5
Energy Equipment & Services	1.5
Air Freight & Logistics	1.4
Construction & Engineering	1.4
Diversified Consumer Services	1.3
Food Products	1.2
Multiline Retail	1.2
Office Electronics	1.2
Media	1.1
IT Services	1.0
Investment Company	1.0
Diversified Financial Services	0.9
Household Durables	0.8
Computers & Peripherals	0.7
Real Estate Investment Trusts (REITs)	0.6
Semiconductors & Semiconductor Equipment	0.5
Water Utilities	0.4
Transportation Infrastructure	0.2

Total Investments	98.9%

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stocks – 95.1%
Aerospace & Defense – 2.4%
BE Aerospace, Inc.(a)	96,220	3,829,556

Auto Components – 2.3%
The Goodyear Tire & Rubber Co.(a)	219,230	3,544,949

Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc.(a)	69,860	3,968,048

Capital Markets – 3.3%
MF Global Holdings Ltd.(a)	308,630	2,274,603
Waddell & Reed Financial, Inc., Class A	78,480	2,880,216

		5,154,819

Chemicals – 4.7%
Celanese Corp., Series A	68,240	3,762,071
Westlake Chemical Corp.	70,845	3,666,229

		7,428,300

Commercial Banks – 1.5%
First Horizon National Corp.	1	9
First Republic Bank(a)	82,580	2,338,665

		2,338,674

Commercial Services & Supplies – 4.6%
FleetCor Technologies, Inc.(a)	45,630	1,352,473
Hertz Global Holdings, Inc.(a)	251,640	3,540,575
Waste Connections, Inc.	71,225	2,296,294

		7,189,342

Communications Equipment – 2.2%
Brocade Communications Systems, Inc.(a)	370,560	2,030,669
Polycom, Inc.(a)	53,500	1,446,105

		3,476,774

Containers & Packaging – 3.2%
Crown Holdings, Inc.(a)	70,200	2,696,382
Packaging Corp. of America	84,280	2,247,748

		4,944,130

Diversified Consumer Services – 1.1%
New Oriental Education & Technology Group, Inc. ADR(a)	13,130	1,677,095

Diversified Financial Services – 1.2%
MSCI, Inc., Class A(a)	54,600	1,937,754

Electrical Equipment – 2.3%
AMETEK, Inc.	36,000	1,530,000
Hubbell, Inc., Class B	35,830	2,130,810

		3,660,810

Electronic Components & Semiconductors – 2.8%
Harman International Industries, Inc.	66,410	2,762,656
Novellus Systems, Inc.(a)	4,790	148,682
Teradyne, Inc.(a)	107,480	1,449,905

		4,361,243

Food Products – 2.6%
Ralcorp Holdings, Inc.(a)	46,230	3,998,895

Health Care Equipment & Supplies – 2.2%
Hill-Rom Holdings, Inc.	91,450	3,410,170

Health Care Providers & Services – 2.9%
Community Health Systems, Inc.(a)	75,920	1,961,773
Coventry Health Care, Inc.(a)	80,620	2,579,840

		4,541,613

Internet Software & Services – 1.6%
VeriSign, Inc.	78,480	2,449,361

IT Services – 3.1%
Alliance Data Systems Corp.(a)	34,290	3,372,079
Syntel, Inc.	27,720	1,523,768

		4,895,847

Life Sciences Tools & Services – 4.3%
Illumina, Inc.(a)	28,580	1,784,821
Life Technologies Corp.(a)	45,210	2,035,806
Mettler-Toledo International, Inc.(a)	19,280	2,984,737

		6,805,364

Machinery – 5.1%
Crane Co.	69,734	3,230,079
IDEX Corp.	64,400	2,671,312
Snap-on, Inc.	37,530	2,133,956

		8,035,347

Metals & Mining – 1.6%
Compass Minerals International, Inc.	32,410	2,551,963

Oil, Gas & Consumable Fuels – 10.5%
Alpha Natural Resources, Inc.(a)	73,412	3,135,427
Consol Energy, Inc.	23,050	1,235,480
Denbury Resources, Inc.(a)	200,200	3,867,864
Ensco International plc ADR	58,860	3,134,295
Tesoro Corp.(a)	208,480	5,063,979

		16,437,045

Pharmaceuticals – 1.8%
Elan Corp. plc ADR(a)	236,290	2,613,367
Santarus, Inc.(a)	83,910	273,547

		2,886,914

Professional Services – 1.4%
IHS, Inc., Class A(a)	29,510	2,174,592

Real Estate Investment Trusts (REITs) – 1.6%
Hospitality Properties Trust	102,360	2,584,590

Road & Rail – 2.1%
Landstar System, Inc.	71,650	3,213,502

Semiconductors & Semiconductor Equipment – 4.0%
LSI Corp.(a)	377,470	2,778,179
NXP Semiconductors N.V.	38,530	762,124
ON Semiconductor Corp.(a)	319,880	2,779,757

		6,320,060

Software – 8.4%
BMC Software, Inc.(a)	61,970	2,678,343
Check Point Software Technologies Ltd.(a)	68,450	3,946,143
Informatica Corp.(a)	58,770	3,004,910
Nuance Communications, Inc.(a)	176,580	3,533,366

		13,162,762

Specialty Retail – 1.5%
O’Reilly Automotive, Inc.(a)	38,170	2,271,115

Textiles, Apparel & Luxury Goods – 3.3%
Foot Locker, Inc.	157,380	3,419,867

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
Fossil, Inc.(a)	13,600	1,709,112

		5,128,979

Trading Companies & Distributors – 1.3%
WESCO International, Inc.(a)	41,580	2,107,690

Wireless Telecommunication Services – 1.7%
NII Holdings, Inc.(a)	63,980	2,709,553

TOTAL COMMON STOCKS (COST $123,395,677)		149,196,856

Investment Company – 2.1%
Northern Institutional Government Select Portfolio, Institutional Shares, 0.01% (b)	3,230,341	3,230,341

TOTAL INVESTMENT COMPANY (COST $3,230,341)		3,230,341

TOTAL INVESTMENTS SECURITIES (COST $126,626,018) — 97.2%		152,427,197

Percentages indicated are based on net assets of $156,869,761.
ADR	American Depositary Receipt
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2011.

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2011

1. Organization:

          The HSBC Advisor Funds Trust (the “Advisor Trust’’), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. The Advisor Trust is compromised of two separate operational funds, each a diversified series of the HSBC Investor Family of Funds. The Advisor Trust contains the following funds (individually a “Feeder Fund”, collectively the “Feeder Funds’’):

Fund	Short Name

HSBC Investor International Equity Fund	International Equity Fund

HSBC Investor Opportunity Fund	Opportunity Fund

          The HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Opportunity Portfolio and the HSBC Investor Value Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Investor Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees (“Trustees”) to issue an unlimited number of beneficial interests in the Portfolios.

          The International Equity Fund and the Opportunity Fund utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

Feeder Fund	Respective Portfolio	Proportionate Interest on July 31, 2011

International Equity	HSBC Investor International Equity Portfolio	28.8%

Opportunity Fund	HSBC Investor Opportunity Portfolio	85.7%

          The Portfolios are a part of the HSBC Investor Family of Funds, and like each Advisor Trust fund, are open-end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) are widely published and should be read in conjunction with the Schedules of the Feeder Funds.

          Under the Advisor Trust’s and Portfolios Trust’s organizational documents, the Advisor Trust’s and Portfolios Trusts’ Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Funds and Portfolios. In addition, in the normal course of business, the Feeder Funds and Portfolios may enter into contracts with their service providers, which also provide for indemnifications by the Feeder Funds and Portfolios. The Feeder Funds’ and Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Funds and Portfolios. However, based on experience, the Advisor Trust and Portfolios Trust expect that risk of loss to be remote.

2. Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Funds

           The Feeder Funds record daily their pro-rata share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios.

B. Portfolios

          The Funds records their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

          Investment transactions are accounted for no later than one business day after trade date. However, financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Feeder Funds and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. At July 31, 2011, the Funds and Portfolios did not hold any restricted and illiquid securities.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

          All open derivative positions at period end are reflected on the Portfolio’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Portfolio, including the primary underlying risk exposures related to each instrument type.

Forward Foreign Currency Contracts:

          Each Portfolio may enter into forward foreign currency contracts. The Portfolios enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency. Open forward foreign currency contracts as of July 31, 2011, are presented in the Portfolios’ Schedules.

Futures Contracts:

          Each Portfolio may invest in futures contracts. The Portfolios use futures contracts for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,’’ are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of July 31, 2011, the Portfolios did not have any open futures contracts.

3. Investment Valuation Summary

          The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds

          The Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as a Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios

          Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

          Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

          Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange and are typically categorized as Level 2 in the fair value hierarchy.

          Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

          Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Portfolios Trust’s Board of Trustees. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the International Equity Portfolio to a significant extent.

          The following is a summary of the valuation inputs used as of July 31, 2011 in valuing the Funds’ and Portfolios’ investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total

International Equity Fund
Investment Securities:
Affiliated Portfolio(a)	$-	$11,894,324	$-	$11,894,324

Total Investment Securities	$-	$11,894,324	$-	$11,894,324

Opportunity Fund
Investment Securities:
Affiliated Portfolio(a)	$-	$134,502,180	$-	$134,502,180

Total Investment Securities	$-	$134,502,180	$-	$134,502,180

International Equity Portfolio
Investment Securities:
Common Stocks:(b)
Brazil	$933,327	$-	$-	$933,327
Canada	1,675,772	-	-	1,675,772
Ireland	402,152	-	-	402,152
Israel	592,328	453,669	-	1,045,997
Sweden	613,750	-	-	613,750
United Kingdom	581,660	7,777,114	-	8,358,774
All Other Common Stocks(c)	-	26,909,206	-	26,909,206
Investment Company	426,507	-	-	426,507

Total Investment Securities	5,225,496	35,139,989	-	40,365,485

Other Financial Instruments:(d)
Forward Foreign Currency Contracts	-	1,012	-	1,012

Total Investments	$5,225,496	$35,141,001	$-	$40,366,497

Opportunity Portfolio
Investment Securities:
Common Stocks(c)	$149,196,856	$-	$-	$149,196,856
Investment Company	3,230,341	-	-	3,230,341

Total Investment Securities	$152,427,197	$-	$-	$152,427,197

(a)

Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.

(b)	Based on the domicile of the issuer.
(c)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.
(d)

Other financial instruments would include any derivative instruments, such as forward foreign currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

          The Trust and Portfolios Trust recognize significant transfers between fair value hierarchy levels at the reporting period end. The only significant transfers between Levels 1 and 2 as of July 31, 2011 are related to the use of the systematic valuation model to value foreign securities in the International Equity Portfolio. For the period ended July 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

          In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and related disclosures has not yet been determined.

4. Federal Income Tax Information:

          At July 31, 2011, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Equity Portfolio	$40,621,531	$2,622,573	$(2,359,404)	$263,169
Opportunity Portfolio	129,203,653	31,817,551	(8,594,007)	23,223,544

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date
September 21, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	September 21, 2011

By (Signature and Title)	/s/ Ty Edwards

Ty Edwards, Treasurer

Date	September 21, 2011